Intangible Assets Amortization (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 6,200,000	$ 200,000
Amortization Expense, Remainder of Fiscal Year	20,900,000
Amortization Expense 2023	8,600,000
Amortization Expense 2024	8,600,000
Amortization Expense 2025	8,600,000
Amortization Expense 2026	8,600,000
Amortization Expense 2027	$ 800,000